BLACKROCK FUNDSSM

BlackRock China Fund

Supplement dated August 10, 2011 to the Prospectus dated April 29, 2011

The following changes are made to the Prospectus of BlackRock China Fund (the “Fund”).

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock China Fund — Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Andrew Swan	2011	Managing Director of BlackRock (Hong Kong) Limited

Jing Ning, CFA	2011	Director of BlackRock (Hong Kong) Limited

All investment advice given by a portfolio manager of BlackRock (Hong Kong) Limited is provided through and under the supervision of BlackRock.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Manager of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND

The Fund is managed by a team of financial professionals. Andrew Swan and Jing Ning, CFA, are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the Prospectus captioned “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

The Fund is managed by a team of investment professionals. Information about Andrew Swan and Jing Ning, CFA, the portfolio managers, is provided below.

Portfolio Managers	Primary Role	Since	Title and Recent Biography

Andrew Swan	Jointly responsible for the	2011	Managing Director of BlackRock (Hong
	day-to-day management of the		Kong) Limited since 2011; Portfolio Manager
	Fund’s portfolio, including		with JF Asset Management from 2004 to 2011
setting the overall investment
strategy and overseeing the
management of the Fund

Jing Ning, CFA	Jointly responsible for the	2011	Director of BlackRock (Hong Kong) Limited
	day-to-day management of the		and Member of BlackRock’s Asian Equity
	Fund’s portfolio, including		team since 2008; Head of Chinese Equities
	setting the overall investment		for AIG Investments in Shanghai and Hong
	strategy and overseeing the		Kong from 2004 to 2008
management of the Fund

All investment advice given by a portfolio manager of BlackRock (Hong Kong) Limited is provided through and under the supervision of BlackRock.

Shareholders should retain this Supplement for future reference.

ALL-PR-CF-0811SUP